RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 1,475,149	$ 72,774	$ 3,064,587
Shenhua Information [Member] | Building [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 0	$ 0	$ 3,608,675